Other Current Receivables - Additional Information (Details) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss	$ 2.5
Receivable Related to Production Equipment Returned to a Supplier Due to Decision to Discontinue Construction of Production Facility
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss	$ 12.2